Schedule of Tabular Disclosure of Revenue Allowance and Accrual Activities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Balance at December 31, 2020	$ 327,000	$ 394,000
Provision related to current period sales			209,000
Provision related to current period sales	339,000	593,000	2,659,000
Credit or payments made during the period	(523,000)	(660,000)	(2,474,000)
Balance at September 30, 2021	143,000	327,000	394,000
Returns [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2020	217,000	68,000
Provision related to current period sales			45,000
Provision related to current period sales	2,000	149,000	76,000
Credit or payments made during the period	(142,000)		(53,000)
Balance at September 30, 2021	77,000	217,000	68,000
Co Pay Assistance Program [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2020	52,000	269,000
Provision related to current period sales			90,000
Provision related to current period sales	211,000	213,000	2,272,000
Credit or payments made during the period	(263,000)	(430,000)	(2,093,000)
Balance at September 30, 2021		52,000	269,000
Prompt Pay Discounts [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2020	15,000	8,000
Provision related to current period sales
Provision related to current period sales	6,000	15,000	9,000
Credit or payments made during the period	(5,000)	(8,000)	(1,000)
Balance at September 30, 2021	16,000	15,000	8,000
Government And Payor Rebates [Member]
Disaggregation of Revenue [Line Items]
Balance at December 31, 2020	43,000	49,000
Provision related to current period sales			74,000
Provision related to current period sales	119,000	216,000	302,000
Credit or payments made during the period	(113,000)	(222,000)	(327,000)
Balance at September 30, 2021	$ 49,000	$ 43,000	$ 49,000